SUPPLEMENTAL CONSOLIDATED FINANCIAL STATEMENT INFORMATION - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Property, Plant and Equipment
Write-offs	$ 18.0
Depreciation and amortization expense on property and equipment	8.5	$ 10.4	$ 9.9
Internal-Use Software
Property, Plant and Equipment
Write-offs	$ 13.3